SCHEDULE OF CHANGE IN VALUATION (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Equity [Abstract]
Current				$ 374,862
Deferred				(211,627)
Current
Deferred
Change in valuation				211,627
Income Tax Provision		$ 36,557		$ 374,862